LOANS, FINANCING AND DEBENTURES - Interest and non-current funding (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Interest on financing	R$ 1,141,837	R$ 1,238,623
Non-current funding	4,390,706	2,096,406
Current borrowings	5,532,543	3,335,029
Non-current
Non-current funding	68,999,788	71,239,562
Non-current borrowings	68,999,788	71,239,562
Total
Interest on financing	1,141,837	1,238,623
Non-current funding	73,390,494	73,335,968
Total loans, financing and debentures	R$ 74,532,331	R$ 74,574,591	R$ 79,628,629